Material Accounting Policy Information	6 Months Ended
Apr. 30, 2026
Material Accounting Policy Information [Abstract]
Material Accounting Policy Information
2.	Material Accounting Policy Information

a.	Basis of Presentation

The accompanying condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) on a going concern basis.

These condensed interim consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Clearmindmed Ltd., Clearmind Labs Corp. and Clearmind Buzz Inc, incorporated in Ontario, Canada on March 18, 2026, and currently inactive. All inter-company balances and transactions have been eliminated on consolidation.

These condensed interim consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss (“FVTPL”).

These unaudited condensed interim consolidated financial statements have been prepared in accordance with the requirements of International Accounting Standard IAS 34 “Interim Financial Reporting” as issued by the IASB. They do not include all the information required in annual financial statements in accordance with IFRS accounting standards and should be read in conjunction with the annual financial statements of the Company for the year ended October 31, 2025.

b.	Condensed Interim Consolidated Financial Information

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted from this report, as is permitted by such rules and regulations. Accordingly, these condensed interim consolidated financial statements should be read in conjunction with the audited financial statements as of and for the year ended October 31, 2025 and the notes thereto (the “2025 Annual Report”).

The condensed interim consolidated financial statements have been prepared on the same basis as the 2025 Annual Report. In the opinion of the Company’s management, these condensed interim consolidated financial statements contain all adjustments that are necessary to present fairly the Company’s financial position and results of operations for the interim periods presented. The results for the six months ended April 30, 2026 are not necessarily indicative of the results for the year ending October 31, 2026, or for any future period.

As of April 30, 2026, there have been no material changes in the Company’s significant accounting policies from those that were disclosed in the 2025 Annual Report.

c.	Significant Accounting Estimates and Judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Significant Estimates

Derivative Warrant Liabilities and Assets

The Company analyses warrants issued to determine whether they meet the classification as liabilities or equity. Derivative warrant liabilities and assets are adjusted to reflect their fair value at each reporting period, with any increase or decrease in the fair value recorded in the results of operations. The Company uses a fair valuation specialist to estimate the value of these instruments using the Black and Scholes and binomial pricing model.

The key assumptions used in the models are the expected future volatility in the price of the Company’s shares, the expected life of the warrants, the risk-free interest rate and the probability of any future adjustment event.

Significant Judgments

The critical judgments that the Company’s management has made in the process of applying the Company’s accounting policies that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

Going Concern

The application of the going concern assumption requires management to take into account all available information about the future, which is at least but not limited to twelve months from the end of the reporting period. The Company is aware that material uncertainties related to events or conditions raise substantial doubt upon the Company’s ability to continue as a going concern.